Schedule of Investments (unaudited) November 30, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	$125	$134,219
6.38%, 06/15/26 (Call 06/15/21)	250	262,740
6.50%, 07/15/24 (Call 12/30/19)	100	103,125
6.50%, 05/15/25 (Call 05/15/20)	75	77,906

		577,990

Agriculture — 1.3%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	200	216,500
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	240	229,500

		446,000

Auto Manufacturers — 1.9%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 12/10/19)(a)	200	204,750
5.88%, 06/01/29 (Call 06/01/24)(a)	100	107,875
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	100	84,875
5.63%, 02/01/23 (Call 12/30/19)(a)	250	251,250

		648,750

Auto Parts & Equipment — 0.3%
Meritor Inc., 6.25%, 02/15/24 (Call 12/30/19)	100	103,000

Banks — 1.2%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	208,061
5.71%, 01/15/26(a)(b)	200	213,436

		421,497

Beverages — 0.6%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	200	209,500

Building Materials — 0.9%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 12/16/19)(a)	183	190,320
6.75%, 06/01/27 (Call 06/01/22)(a)	75	80,970
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	52,125

		323,415

Chemicals — 2.3%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 12/16/19)(a)	125	130,312
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	25,750
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	50	49,000
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	200	208,500
PolyOne Corp., 5.25%, 03/15/23	150	161,250
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	120	116,100
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	110	110,141

		801,053

Coal — 1.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 12/30/19)(a)	150	146,250
6.38%, 03/31/25 (Call 03/31/20)(a)	100	88,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	175	158,375

		392,625

Security	Par (000)	Value

Commercial Services — 3.7%
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	$150	$154,125
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	125	124,688
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	159,375
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	53,125
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 12/30/19)(a)	200	201,250
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	125	128,750
5.75%, 04/15/26(a)	225	235,017
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	100	104,116
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	125	130,422

		1,290,868

Computers — 1.4%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	25	25,844
NCR Corp.
5.00%, 07/15/22 (Call 12/30/19)	90	90,877
6.38%, 12/15/23 (Call 12/30/19)	100	102,415
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	260	267,800

		486,936

Cosmetics & Personal Care — 1.5%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 12/30/19)(a)	100	104,125
Avon Products Inc., 7.00%, 03/15/23	125	134,375
Edgewell Personal Care Co., 4.70%, 05/24/22	125	128,438
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 12/30/19)(b)	150	120,750
6.25%, 08/01/24 (Call 12/30/19)	75	37,376

		525,064

Distribution & Wholesale — 0.9%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	225	228,656
LKQ Corp., 4.75%, 05/15/23 (Call 12/30/19)	75	76,219

		304,875

Diversified Financial Services — 3.6%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	75	79,144
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)(b)	190	168,150
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	50	46,375
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	103,750
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	225	237,760
Springleaf Finance Corp.
6.88%, 03/15/25	300	342,609
7.13%, 03/15/26	250	288,125

		1,265,913

Electric — 2.6%
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 12/30/19)	100	102,500
5.75%, 10/15/25 (Call 10/15/21)	150	157,500
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	211,760
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	150	162,000
7.25%, 05/15/26 (Call 05/15/21)	250	273,745

		907,505

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.7%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	$100	$103,625
6.38%, 07/15/26 (Call 07/15/21)(a)	125	133,438

		237,063

Electronics — 0.4%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	132,500

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	266,250

Entertainment — 1.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 12/30/19)	50	51,250
Cinemark USA Inc., 4.88%, 06/01/23 (Call 12/30/19)	75	76,125
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	26,312
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/30/19)(a)	175	181,125
5.50%, 04/15/27 (Call 04/15/22)(a)	50	52,250

		387,062

Environmental Control — 1.0%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	75	78,375
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	150	156,750
Tervita Corp., 7.63%, 12/01/21 (Call 12/30/19)(a)	125	124,986

		360,111

Food — 2.9%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	250	252,500
BRF GmbH, 4.35%, 09/29/26(a)	200	200,500
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	77,813
5.88%, 09/30/27 (Call 09/30/22)(a)	180	194,400
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	157,312
5.75%, 03/01/27 (Call 03/01/22)(a)	125	133,909

		1,016,434

Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	200	213,500
5.75%, 05/20/27 (Call 02/20/27)	125	136,250
5.88%, 08/20/26 (Call 05/20/26)	25	27,438

		377,188

Health Care – Services — 5.0%
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	15	15,113
CHS/Community Health Systems Inc.
8.00%, 03/15/26 (Call 03/15/22)(a)	300	299,625
9.88%, 06/30/23 (Call 06/30/20)(a)(c)	250	210,000
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	250	257,920
5.13%, 07/15/24 (Call 12/16/19)	150	153,938
HCA Inc.
5.38%, 02/01/25	150	165,750
7.50%, 02/15/22	175	193,812
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	275	279,812
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	185,062

		1,761,032

Holding Companies – Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 12/30/19)	75	76,500
6.25%, 05/15/26 (Call 05/15/22)	125	132,969

Security	Par (000)	Value

Holding Companies – Diversified (continued)
6.38%, 12/15/25 (Call 12/15/20)	$175	$185,062
6.75%, 02/01/24 (Call 02/01/20)	75	78,000

		472,531

Home Builders — 1.3%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	50	54,000
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	75	76,275
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	194,031
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	125	134,688

		458,994

Insurance — 1.2%
Genworth Holdings Inc.
4.80%, 02/15/24(b)	75	70,125
4.90%, 08/15/23	75	71,063
7.63%, 09/24/21	150	155,035
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	125	130,937

		427,160

Internet — 3.1%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	100	92,250
Netflix Inc.
4.88%, 04/15/28	100	102,428
5.88%, 02/15/25	200	219,050
6.38%, 05/15/29	125	139,844
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(a)	250	252,491
VeriSign Inc., 4.63%, 05/01/23 (Call 12/30/19)	50	50,812
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	225	231,469

		1,088,344

Iron & Steel — 1.5%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 12/23/19)	50	51,995
7.88%, 08/15/23 (Call 05/15/23)	125	138,906
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	138	137,828
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(b)	25	25,906
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	175	186,812

		541,447

Leisure Time — 0.7%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 12/30/19)(a)	100	102,500
5.38%, 04/15/23 (Call 12/30/19)(a)	125	128,125

		230,625

Lodging — 0.6%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	150	163,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	50	52,125

		215,250

Machinery — 0.7%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	125	128,438
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)(b)	125	126,776

		255,214

Media — 6.5%
Altice Luxembourg SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	200	226,800
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 04/01/24 (Call 12/30/19)(a)	50	52,125
5.88%, 05/01/27 (Call 05/01/21)(a)	50	53,250
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(a)	250	253,750

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23(b)	$275	$277,063
7.75%, 07/01/26(b)	275	284,787
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	75	78,281
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	240	246,600
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)	125	129,375
5.38%, 07/15/26 (Call 07/15/21)(a)	25	26,406
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	212,000
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	210,246
5.50%, 05/15/29 (Call 05/15/24)(a)	200	210,000

		2,260,683

Mining — 5.1%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 12/30/19)(a)	200	210,500
7.00%, 09/30/26 (Call 09/30/21)(a)	200	217,500
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 12/30/19)(a)(b)	400	402,200
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	100	104,500
5.13%, 05/15/24 (Call 02/15/24)(a)	200	209,834
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	102,040
5.40%, 11/14/34 (Call 05/14/34)	25	24,813
5.45%, 03/15/43 (Call 09/15/42)	50	48,000
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	75	76,266
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(a)	200	197,000
Vedanta Resources Ltd., 6.38%, 07/30/22(a)(b)	200	195,187

		1,787,840

Office & Business Equipment — 0.4%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	150	145,125

Oil & Gas — 6.1%
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 12/30/19)(a)(b)	100	87,750
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	200	155,000
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 12/30/19)	50	50,625
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)(b)	125	126,282
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	200	207,787
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	40	39,750
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/22)	40	40,208
6.88%, 08/15/24 (Call 12/30/19)	75	78,499
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 12/30/19)	75	77,929
7.25%, 06/15/25 (Call 06/15/20)	185	195,638
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	225	195,754
7.50%, 04/01/26 (Call 04/01/21)	50	43,813
7.75%, 10/01/27 (Call 10/01/22)	100	86,875
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(b)	250	255,625
5.50%, 02/15/26 (Call 02/15/21)	40	41,350
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)(b)	200	198,562
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	200	90,000

Security	Par (000)	Value

Oil & Gas (continued)
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	$175	$161,000

		2,132,447

Oil & Gas Services — 0.1%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	22,313

Packaging & Containers — 1.0%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	125	127,096
5.63%, 07/15/27 (Call 07/15/22)(a)	10	10,650
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	212,740

		350,486

Pharmaceuticals — 3.2%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	250	283,125
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	225	257,560
Bausch Health Companies Inc.
7.00%, 03/15/24 (Call 03/15/20)(a)	50	52,312
9.00%, 12/15/25 (Call 12/15/21)(a)	200	225,500
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 12/30/19)(a)	200	130,000
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	200	189,000

		1,137,497

Pipelines — 3.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 12/16/19)	175	175,437
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	25	21,795
6.50%, 10/01/25 (Call 10/01/20)	125	113,123
6.75%, 08/01/22 (Call 12/30/19)	225	219,797
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 12/30/19)	150	143,550
7.50%, 04/15/26 (Call 04/15/22)(a)	125	111,875
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 12/30/19)	200	206,070
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 12/30/19)(a)	100	97,375
5.50%, 01/15/28 (Call 01/15/23)(a)	100	92,502

		1,181,524

Real Estate — 1.8%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	175	171,355
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	250	262,295
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 12/30/19)	175	179,734

		613,384

Real Estate Investment Trusts — 3.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	250	260,625
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	200	146,440
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	50,250
5.25%, 05/01/25 (Call 05/01/20)(a)	125	129,062
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	50	52,125
5.75%, 08/15/24 (Call 12/10/19)(b)	160	162,114
6.00%, 08/15/23 (Call 12/10/19)	50	51,289
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)(b)	150	156,375
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/30/19)(a)(b)	40	33,000

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 12/30/19)(a)	$25	$23,563
8.25%, 10/15/23 (Call 12/30/19)(b)	100	85,250
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	200	191,500

		1,341,593

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	250	259,257
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	50	34,031
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 12/30/19)(a)	175	181,562
5.25%, 06/01/26 (Call 06/01/21)(a)	50	53,005
L Brands Inc.
6.75%, 07/01/36	135	116,438
6.88%, 11/01/35(b)	350	307,125
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	275	269,500
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	50	44,375
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	175	181,344
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 12/30/19)	150	153,375
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	10	10,350

		1,610,362

Semiconductors — 0.6%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	214,874

Software — 1.5%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)(b)	50	54,062
5.88%, 06/15/26 (Call 06/15/21)	10	10,688
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	50	52,875
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	25	25,125
5.75%, 08/15/25 (Call 08/15/20)(a)	200	210,000
Open Text Corp.
5.63%, 01/15/23 (Call 12/30/19)(a)	50	50,875
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	100	106,453

		510,078

Telecommunications — 8.7%
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)(a)	100	106,750
8.13%, 02/01/27 (Call 02/01/22)(a)	100	110,750
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	128,750
Series U, 7.65%, 03/15/42	75	77,240
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	200	225,000
Embarq Corp., 8.00%, 06/01/36	150	151,110
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	150	162,750
6.63%, 08/01/26(b)	175	192,063
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	275	160,875
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 01/14/20)(b)	350	159,250

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(a)	$200	$206,937
Sprint Capital Corp., 8.75%, 03/15/32	185	220,612
Sprint Corp.
7.13%, 06/15/24	175	188,563
7.63%, 02/15/25 (Call 11/15/24)	200	219,060
7.63%, 03/01/26 (Call 11/01/25)	25	27,280
7.88%, 09/15/23	255	280,341
Telecom Italia Capital SA, 7.72%, 06/04/38	75	92,016
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	125	126,875
5.63%, 04/15/27 (Call 04/15/22)(a)	200	213,250

		3,049,472

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	250	261,875

Transportation — 0.8%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 12/30/19)(a)	50	51,625
6.75%, 08/15/24 (Call 08/15/21)(a)	200	216,906

		268,531

Trucking & Leasing — 0.7%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	125	128,646
6.75%, 03/15/22 (Call 03/15/20)(a)	125	129,688

		258,334

Total Corporate Bonds & Notes — 97.3% (Cost: $33,769,822)		34,078,614

Short-Term Investments

Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	5,445	5,446,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	389	389,000

		5,835,939

Total Short-Term Investments — 16.7% (Cost: $5,835,645)		5,835,939

Total Investments in Securities — 114.0% (Cost: $39,605,467)		39,914,553
Other Assets, Less Liabilities — (14.0)%		(4,890,224)

Net Assets — 100.0%		$35,024,329

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge High Yield Defensive Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,049	2,396	5,445	$5,446,939	$20,569	(a)	$175	$(532)
BlackRock Cash Funds: Treasury, SL Agency Shares	313	76	389	389,000	9,667		—	—

				$5,835,939	$30,236		$175	$(532)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$34,078,614	$—	$34,078,614
Money Market Funds	5,835,939	—	—	5,835,939

	$5,835,939	$34,078,614	$—	$39,914,553

5